Borrowings (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Borrowings
Short-term borrowings	¥ 90,000	$ 12,465	¥ 70,000
Long-term borrowings, non-current portion	2,000	$ 277	2,000
Bank loans
Borrowings
Short-term borrowings	90,000		70,000
Loan from third parties
Borrowings
Long-term borrowings, non-current portion	¥ 2,000		¥ 2,000